Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2016
Financial Assets and Liabilities

The Company’s financial assets and financial liabilities are as follow:

	As at June 30, 2016	As at June 30, 2015
Cash	$7,759	$5,333
Accounts receivable	63,018	55,275
Equity hedge	1,114	—

	$71,891	$60,608

Accounts payable	$8,946	$2,230
Other accrued liabilities	47,583	62,040
Class B Series Two and Three share liability	10,449	7,349
Long-term debt (including portion due within one year)	272,825	204,936
Conversion right on 6.25% Convertible Debentures	190	9
Other long term liabilities	19,831	17,423

	$359,824	$293,987

Fair Values of Financial Assets and Liabilities Measured on Recurring Basis

The fair values of the Company’s financial assets and liabilities measured on a recurring basis were categorized as follows:

As at June 30, 2016
	Level 1	Level 2	Level 3	Total
Interest rate swap	$—	$216	$—	$216
Equity hedge asset	—	(1,114)	—	(1,114)
Class B Series Three common share liability	—	10,449	—	10,449
Conversion right on US$ 6.25% Convertible Debentures	—	—	190	190

Net liabilities	$—	$9,551	$190	$9,741

As at June 30, 2015
	Level 1	Level 2	Level 3	Total
Interest rate swap	$—	$337	$—	$337
Class B Series Three common share liability	—	7,349	—	7,349
Conversion right on US$ 6.25% Convertible Debentures	—	—	9	9

	$—	$7,686	$9	$7,695

Summary of Changes in Level 3 Financial Instrument

The following tables summarize the changes in the Company’s level 3 financial instrument for the twelve months ended June 30, 2016 and 2015, respectively.

Conversion rights on US$ 6.25% Convertible Debentures
For the twelve months ended June 30,	2016	2015
Balance at June 30,	$9	$236
Total unrealized loss (gain):
Non-cash loss (gain) on conversion feature	177	(231)
FX impact on conversion feature	4	4

Balance at June 30,	$190	$9